Expense Example, No Redemption - Invesco Peak Retirement 2035 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	621	1,321	2,043	3,943	152	1,038	1,938	4,088	101	891	1,701	3,815	50	741	1,457	3,359	50	694	1,363	3,157	50	694	1,363	3,157